ORGANIZATION (Additional Information) (Details) (USD $)	0 Months Ended									6 Months Ended	12 Months Ended
	Feb. 10, 2011	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 AbTech Industries, Inc. [Member]	Feb. 10, 2011 AbTech Industries, Inc. [Member]	Feb. 13, 2007 AbTech Industries, Inc. [Member]	Dec. 31, 2012 AbTech Industries, Inc. [Member] Series Preferred Stock [Member]	Feb. 10, 2011 Merger Agreement [Member]	Jun. 30, 2013 AEWS Engineering LLC [Member]	Dec. 31, 2012 AEWS Engineering LLC [Member]	Jun. 30, 2013 AEWS Engineering LLC [Member] Bjornulf White [Member]	Dec. 31, 2012 AEWS Engineering LLC [Member] Bjornulf White [Member]
Class Of Stock [Line Items]
Common stock, shares authorized		300,000,000	300,000,000	300,000,000		15,000,000	300,000,000		15,000,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001		$ 0.01	$ 0.001		$ 0.01
Preferred stock, shares authorized						5,000,000			5,000,000
Preferred stock, par value						$ 0.01			$ 0.01
Shares issued in the merger	46,000,000
Common stock outstanding prior to the merge		67,635,938	64,638,372	47,160,435	10,000,000			46,000,000	10,000,000
Ownership interest										80.00%	80.00%	20.00%	20.00%
Operation of AEWS allocated to the company										100.00%	100.00%